Background and basis of preparation	12 Months Ended
Dec. 31, 2025
Background And Basis Of Preparation
Background and basis of preparation

Note 1. Background and basis of preparation

Corporate information

Einride AB (“Einride” or the “Parent”), together with its subsidiaries, hereafter referred to as the “Company” or the “Group”, is a global leader within digital, electric, and electric autonomous road freight, providing technology solutions to shippers to optimize their road freight operations, improve asset utilization and reduce overall transportation costs. Founded in Sweden in 2016, the Group is transforming the road freight industry with its artificial intelligence (“AI”) and machine learning (“ML”) powered digital freight platform (“Saga”) and autonomous driving system (the “Einride Driver”).

Basis of preparation

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS) Accounting Standards as issued by the International Accounting Standards Board (IASB).

The functional currency of the parent entity is Swedish krona (SEK).

The Consolidated Financial Statements are presented in thousands of Swedish krona (SEK in thousands) and rounded to the nearest thousand, unless otherwise stated. The Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value at the end of each reporting period, as further described in the accounting policies below.

Going concern

The Group performed an assessment on its ability to continue as a going concern and evaluated whether there are certain events or conditions in aggregate that may cast significant doubt on the Group’s ability to continue as a going concern. The Group considered a range of relevant information, including its ability to access external capital, cash flow and liquidity forecasts, and loss before income taxes forecasts for the 12-month period following the authorized issuance date of the Consolidated Financial Statements.

The Group incurred a net loss of SEK 1,722 million and SEK 968 million and net cash used in operating activities of SEK 742 million and SEK 390 million for the year ended December 31, 2025 and 2024, respectively. The Group is expecting to continue to incur net losses in the next year and is dependent on its ability to secure additional sources of funding. The Group is working continuously, and is exploring different opportunities, to secure the required capital to deliver on its business plan.

The Group is pursuing a transaction with Legato Merger Corp. III, a Special Purpose Acquisition Company (SPAC), and expects to use the proceeds from the SPAC transaction to support its operations. There can be no assurance that the SPAC transaction will be successful. In the event the Group does not complete the SPAC transaction, the Group may seek additional equity or debt financing, including seeking strategic partnerships.

Following December 31, 2025, but prior to the issuance of these Consolidated Financial Statements, the Group believes that the going concern basis of preparation is appropriate as the Group has demonstrated its ability to raise capital from debt and equity sources. For more details, refer to Note 33 Subsequent events.

While the Group has historically been successful in securing financing, raising additional funds is dependent on a number of factors outside of the Group’s control, and there is hence no assurance that it will be able to do so in the future. If the Group is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and/or commercialization efforts. The continued financing constitutes a significant factor of uncertainty regarding the Group’s assumption of continued operations. Therefore, these conditions cast substantial doubt about the Group’s ability to continue as a going concern.

These Consolidated Financial Statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.